Contingencies, Commitments and Guarantees (Insolvency Assessments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Assets:
Premium tax offset for future discounted and undiscounted assessments	$ 45	$ 50
Premium tax offsets currently available for paid assessments	64	84
Other Liabilities:
Insolvency assessments	65	73
Insurance-related Assessments
Loss Contingencies [Line Items]
Total assets held for insolvency assessments	$ 109	$ 134